Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	10,365.81
Total Transaction Valuation	75,060,201
Total Offset Amount	0
Net Fee	$ 10,365.81